Income Taxes	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

Cayman Islands

Under the current and applicable laws of Cayman Islands, the Group is not subject to tax on income or capital gains under this jurisdiction.

Singapore

Uni-Fuels is incorporated in Singapore and is subject to Singapore Corporate Income Tax on the taxable income as reported in their respective statutory financial statements, adjusted in accordance with relevant Singapore tax laws. For the six months ended June 30, 2025 and 2024, Uni-Fuels was eligible under the tax exemption scheme for new start-up companies introduced under Section 43 of the Income Tax Act 1947 of Singapore. For eligible entities under the tax exemption scheme, a 75% exemption on the first SG$100,000 (equivalent to $77,292) of normal chargeable income and a further 50% exemption on the next SG$100,000 (equivalent to $77,292) of normal chargeable income were granted for their first three consecutive years of assessment. For any other entities, the applicable income tax rate is 17% on the entire chargeable income.

The current and deferred portions of the income tax expense included in the unaudited condensed consolidated statements of income and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Current taxes	$107,490	$17,783
Deferred taxes	-	(4,970)
Income tax expense	$107,490	$12,813

A reconciliation of the difference between the expected income tax expense computed at Singapore income tax rate of 17% and the Group’s reported income tax expense is shown in the following table:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Income before income tax expense	$198,477	$114,785
Applicable income tax rate	17%	17%
Income tax expense at applicable income tax rate	$33,741	$19,513
Non-deductible expenses	24,716	1,167
Income not subject to tax	-	(1)
Effect of tax exemption scheme and tax reduction	(13,658)	(7,866)
Effect of different tax rates in other countries	62,691	-
Income tax expense	$107,490	$12,813

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and 2024

10. Income Taxes (continued)

Deferred tax

The Group measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Group’s deferred tax assets and liabilities are as follows:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Deferred tax assets:
Allowance for credit loss	$2,065	$2,065
Operating lease liabilities	21,732	21,732
Others	1,726	1,726

Total deferred tax assets	$25,523	$25,523

Deferred tax liabilities:
Depreciation and amortization	(13,290)	(13,290)
ROU assets	(19,718)	(19,718)
Others	(758)	(758)

Total deferred tax liabilities	$(33,766)	$(33,766)

Deferred tax liabilities, net	$(8,243)	$(8,243)

Movement of the Group’s deferred tax liabilities during the periods is as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Beginning balance at January 1, 2025 and 2024	$(8,243)	$(13,420)
Credited to the unaudited condensed consolidated statements of income and comprehensive income	-	4,970
Ending balance at June 30, 2025 and 2024	$(8,243)	$(8,450)

Under relevant Singapore tax laws, tax cases are normally subject to investigation by the tax authority for up to 4 years of assessment prior to the current year of assessment for Corporate Income Tax, and 5 years from the end of the prescribed accounting period for Goods and Services Tax. As of June 30, 2025 and December 31, 2024, Corporate Income Tax returns for the years of assessment 2024 and 2025 remain open for statutory examination and the Group had no open tax investigations from the tax authority.

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and 2024

11. Related Party Transaction and Balance

a. Nature of relationships with related parties

Name	Relationship with the Company
Kuan Hua KOH	Controlling shareholder and director of the Company

Garden City Private Capital Limited	Major shareholder of the Company and wholly owned by Kuan Hua KOH

b. Transactions with related parties

			For the Six Months Ended June 30,

			2025	2024
Name		Nature	(Unaudited)	(Unaudited)
Kuan Hua KOH	(1)	Repayment from a shareholder	$269,467	$1,846

Garden City Private Capital Limited	(2)	Advances to a shareholder	$6,665	$-

(1)	The transactions represented repayment from a shareholder during the period ended June 30, 2025.

(2)	The transactions represented advances to a shareholder during the period ended June 30, 2025.

c. Balance with related parties

			As of
			June 30, 2025	December 31, 2024
Name		Nature	(Unaudited)	(Audited)
Kuan Hua KOH	(1)	Amounts due to a related party	$-	$269,467

Garden City Private Capital Limited	(2)	Amounts due from a related party	$6,665	$1

(1)	The balances as of December 31, 2024 represented the advances from the shareholder for operational purposes and was assigned by Wee Huan GOH to Kuan Hua KOH on December 8, 2023. The balances were unsecured, non-interest bearing and repayable on demand. The amount was fully settled as of June 30, 2025.

(2)	The balances as of June 30, 2025 represented the advances to the shareholder which were unsecured, non-interest bearing and repayable on demand.

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and 2024